Leases - Types of lease assets under operating leases (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
Operating Lease [Line Items]
Cost		¥ 10,727	¥ 40,090
Accumulated depreciation		(980)	(1,670)
Net carrying amount		9,747	38,420
Real estate [Member]
Operating Lease [Line Items]
Cost	[1]	354	354
Accumulated depreciation	[1]	(292)	(288)
Net carrying amount	[1]	62	66
Aircraft [Member]
Operating Lease [Line Items]
Cost		10,373	39,736
Accumulated depreciation		(688)	(1,382)
Net carrying amount		¥ 9,685	¥ 38,354

[1]	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate utilized by Nomura.